Exhibit 99.1

World Omni Auto Receivables Trust 2016-B

Monthly Servicer Certificate

July 31, 2017

Dates Covered
Collections Period	07/01/17 - 07/31/17
Interest Accrual Period	07/17/17 - 08/14/17
30/360 Days	30
Actual/360 Days	29
Distribution Date	08/15/17

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 06/30/17	687,606,356.74	35,134
Yield Supplement Overcollateralization Amount 06/30/17	30,612,656.70	0
Receivables Balance 06/30/17	718,219,013.44	35,134
Principal Payments	25,905,447.42	879
Defaulted Receivables	2,425,076.36	105
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 07/31/17	29,196,425.41	0
Pool Balance at 07/31/17	660,692,064.25	34,150

Pool Statistics	$ Amount	# of Accounts
Pool Factor	68.28%
Prepayment ABS Speed	1.75%
Aggregate Starting Principal Balance	1,010,382,244.86	45,848

Delinquent Receivables:
Past Due 31-60 days	13,404,779.22	646
Past Due 61-90 days	3,934,413.81	191
Past Due 91-120 days	830,130.14	45
Past Due 121+ days	0.00	0
Total	18,169,323.17	882

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.63%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.69%
Delinquency Trigger Occurred	NO

Recoveries	1,199,511.40
Aggregate Net Losses/(Gains) - July 2017	1,225,564.96
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	2.05%
Prior Net Losses Ratio	1.25%
Second Prior Net Losses Ratio	0.96%
Third Prior Net Losses Ratio	1.46%
Four Month Average	1.43%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.95%

Overcollateralization Target Amount	29,731,142.89
Actual Overcollateralization	29,731,142.89
Weighted Average APR	4.12%
Weighted Average APR, Yield Adjusted	6.10%
Weighted Average Remaining Term	55.71

Flow of Funds	$ Amount

Collections	29,498,349.64
Investment Earnings on Cash Accounts	21,084.71
Servicing Fee	(598,515.84)
Transfer to Collection Account	0.00
Available Funds	28,920,918.51

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	656,001.56
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	37,497.75
(5) Noteholders' Second Priority Principal Distributable Amount	0.00
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	25,703,149.33
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9) Distribution to Certificateholders	2,524,269.87

Total Distributions of Available Funds	28,920,918.51

Servicing Fee	598,515.84
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	915,480,000.00
Original Class B	26,010,000.00

Total Class A & B
Note Balance @ 07/17/17	656,664,070.69
Principal Paid	25,703,149.33
Note Balance @ 08/15/17	630,960,921.36

Class A-1
Note Balance @ 07/17/17	0.00
Principal Paid	0.00
Note Balance @ 08/15/17	0.00
Note Factor @ 08/15/17	0.0000000%

Class A-2
Note Balance @ 07/17/17	231,174,070.69
Principal Paid	25,703,149.33
Note Balance @ 08/15/17	205,470,921.36
Note Factor @ 08/15/17	63.4169510%

Class A-3
Note Balance @ 07/17/17	324,000,000.00
Principal Paid	0.00
Note Balance @ 08/15/17	324,000,000.00
Note Factor @ 08/15/17	100.0000000%

Class A-4
Note Balance @ 07/17/17	75,480,000.00
Principal Paid	0.00
Note Balance @ 08/15/17	75,480,000.00
Note Factor @ 08/15/17	100.0000000%

Class B
Note Balance @ 07/17/17	26,010,000.00
Principal Paid	0.00
Note Balance @ 08/15/17	26,010,000.00
Note Factor @ 08/15/17	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	693,499.31
Total Principal Paid	25,703,149.33
Total Paid	26,396,648.64

Class A-1
Coupon	0.70000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	1.10000%
Interest Paid	211,909.56
Principal Paid	25,703,149.33
Total Paid to A-2 Holders	25,915,058.89

Class A-3
Coupon	1.30000%
Interest Paid	351,000.00
Principal Paid	0.00
Total Paid to A-3 Holders	351,000.00

Class A-4
Coupon	1.48000%
Interest Paid	93,092.00
Principal Paid	0.00
Total Paid to A-4 Holders	93,092.00

Class B
Coupon	1.73000%
Interest Paid	37,497.75
Principal Paid	0.00
Total Paid to B Holders	37,497.75

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.7365976
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	27.3005017
Total Distribution Amount	28.0370993

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.6540419
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	79.3307078
Total A-2 Distribution Amount	79.9847497

A-3 Interest Distribution Amount	1.0833333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	1.0833333

A-4 Interest Distribution Amount	1.2333333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.2333333

B Interest Distribution Amount	1.4416667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.4416667

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Reserve Account
Balance as of 07/17/17	2,407,920.41
Investment Earnings	1,738.64
Investment Earnings Paid	(1,738.64)
Deposit/(Withdrawal)	-
Balance as of 08/15/17	2,407,920.41
Change	-

Required Reserve Amount	2,407,920.41